Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 5,728	$ 7,817
Provision for credit losses	222	764
Net write-offs	(457)	(674)
Other, including foreign currency adjustment	87	(100)
Provision for credit losses
Balance at end of period	5,580	7,807
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	5,626	7,639
Provision for credit losses
Balance at end of period	5,492	7,590
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	37	77
Provision for credit losses
Balance at end of period	33	80
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	65	101
Provision for credit losses
Balance at end of period	55	137
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	5,626
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	802	884
Provision for credit losses	26	25
Net write-offs	(14)	(33)
Other, including foreign currency adjustment	21	(12)
Provision for credit losses
Remeasurement	21	23
Newly originated or purchased financial assets	10	11
Derecognition of financial assets and maturities	(5)	(9)
Gross write-offs	(21)	(37)
Recoveries	7	4
Foreign exchange and other movements	21	(12)
Balance at end of period	835	864
Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	835	864
Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	802
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,341	3,155
Provision for credit losses	111	367
Net write-offs	(240)	(343)
Other, including foreign currency adjustment	37	(29)
Provision for credit losses
Remeasurement	83	366
Newly originated or purchased financial assets	75	99
Derecognition of financial assets and maturities	(47)	(98)
Gross write-offs	(307)	(406)
Recoveries	67	63
Foreign exchange and other movements	37	(29)
Balance at end of period	2,249	3,150
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	2,249	3,150
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,341
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,211	1,886
Provision for credit losses	73	261
Net write-offs	(139)	(216)
Other, including foreign currency adjustment	20	(16)
Provision for credit losses
Remeasurement	62	276
Newly originated or purchased financial assets	28	29
Derecognition of financial assets and maturities	(17)	(44)
Gross write-offs	(192)	(260)
Recoveries	53	44
Foreign exchange and other movements	20	(16)
Balance at end of period	1,165	1,915
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,165	1,915
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,211
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	4,354	5,925
Provision for credit losses
Remeasurement	166	665
Newly originated or purchased financial assets	113	139
Derecognition of financial assets and maturities	(69)	(151)
Gross write-offs	(520)	(703)
Recoveries	127	111
Foreign exchange and other movements	78	(57)
Balance at end of period	4,249	5,929
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,374	1,892
Provision for credit losses	12	111
Net write-offs	(64)	(82)
Other, including foreign currency adjustment	9	(43)
Provision for credit losses
Remeasurement	32	117
Newly originated or purchased financial assets	56	89
Derecognition of financial assets and maturities	(72)	(98)
Gross write-offs	(73)	(87)
Recoveries	9	5
Foreign exchange and other movements	9	(43)
Balance at end of period including off-balance sheet exposures	1,298	1,798
Less: Allowance for credits losses on off-balance sheet exposures	(55)	(137)
Balance at end of period	1,331	1,878
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,337	1,815
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	1,243	1,661
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,243	1,661
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,272
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,413	1,780
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,334
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	152	190
Provision for credit losses
Remeasurement	(19)	(65)
Newly originated or purchased financial assets	10	11
Derecognition of financial assets and maturities	(2)	(3)
Transfer to (from)stage 1	19	32
Transfer to (from)stage 2	(2)	(3)
Foreign exchange and other movements	3	(1)
Balance at end of period	161	161
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	161	161
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	152
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	644	864
Provision for credit losses
Remeasurement	(156)	(422)
Newly originated or purchased financial assets	75	99
Derecognition of financial assets and maturities	(18)	(28)
Transfer to (from)stage 1	130	401
Transfer to (from)stage 2	(30)	(92)
Transfer to (from)stage 3	(1)	(31)
Foreign exchange and other movements	11	(4)
Balance at end of period	655	787
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	655	787
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	644
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	352	501
Provision for credit losses
Remeasurement	(52)	(133)
Newly originated or purchased financial assets	28	29
Derecognition of financial assets and maturities	(10)	(15)
Transfer to (from)stage 1	87	113
Transfer to (from)stage 2	(13)	(43)
Foreign exchange and other movements	7	(4)
Balance at end of period	399	448
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	399	448
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	352
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,148	1,555
Provision for credit losses
Remeasurement	(227)	(620)
Newly originated or purchased financial assets	113	139
Derecognition of financial assets and maturities	(30)	(46)
Transfer to (from)stage 1	236	546
Transfer to (from)stage 2	(45)	(138)
Transfer to (from)stage 3	(1)	(31)
Foreign exchange and other movements	21	(9)
Balance at end of period	1,215	1,396
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(30)	(10)
Newly originated or purchased financial assets	56	89
Derecognition of financial assets and maturities	(41)	(83)
Transfer to (from)stage 1	42	18
Transfer to (from)stage 2	(8)	(24)
Foreign exchange and other movements	2	(9)
Balance at end of period including off-balance sheet exposures	233	459
Less: Allowance for credits losses on off-balance sheet exposures	(35)	(75)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	212	478
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	198	384
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	198	384
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	186
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	2,456	3,816
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,637
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	276	302
Provision for credit losses
Remeasurement	11	29
Derecognition of financial assets and maturities	(3)	(6)
Transfer to (from)stage 1	(17)	(27)
Transfer to (from)stage 2	7	20
Transfer to (from)stage 3	(3)	(12)
Foreign exchange and other movements	8	(9)
Balance at end of period	279	297
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	279	297
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	276
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,071	1,471
Provision for credit losses
Remeasurement	95	536
Derecognition of financial assets and maturities	(29)	(70)
Transfer to (from)stage 1	(127)	(398)
Transfer to (from)stage 2	44	111
Transfer to (from)stage 3	(50)	(126)
Foreign exchange and other movements	16	(10)
Balance at end of period	1,020	1,514
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,020	1,514
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,071
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	859	1,385
Provision for credit losses
Remeasurement	5	258
Derecognition of financial assets and maturities	(7)	(29)
Transfer to (from)stage 1	(87)	(113)
Transfer to (from)stage 2	13	43
Transfer to (from)stage 3	(28)	(70)
Foreign exchange and other movements	11	(7)
Balance at end of period	766	1,467
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	766	1,467
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	859
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,206	3,158
Provision for credit losses
Remeasurement	111	823
Derecognition of financial assets and maturities	(39)	(105)
Transfer to (from)stage 1	(231)	(538)
Transfer to (from)stage 2	64	174
Transfer to (from)stage 3	(81)	(208)
Foreign exchange and other movements	35	(26)
Balance at end of period	2,065	3,278
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(14)	21
Derecognition of financial assets and maturities	(20)	(13)
Transfer to (from)stage 1	(42)	(18)
Transfer to (from)stage 2	8	24
Transfer to (from)stage 3		(1)
Foreign exchange and other movements	9	(5)
Balance at end of period including off-balance sheet exposures	411	600
Less: Allowance for credits losses on off-balance sheet exposures	(20)	(62)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	470	592
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	391	538
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	391	538
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	431
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,623	1,994
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,655
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	374	392
Provision for credit losses
Remeasurement	29	59
Transfer to (from)stage 1	(2)	(5)
Transfer to (from)stage 2	(5)	(17)
Transfer to (from)stage 3	3	12
Gross write-offs	(21)	(37)
Recoveries	7	4
Foreign exchange and other movements	10	(2)
Balance at end of period	395	406
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	395	406
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	374
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	626	820
Provision for credit losses
Remeasurement	144	252
Transfer to (from)stage 1	(3)	(3)
Transfer to (from)stage 2	(14)	(19)
Transfer to (from)stage 3	51	157
Gross write-offs	(307)	(406)
Recoveries	67	63
Foreign exchange and other movements	10	(15)
Balance at end of period	574	849
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	574	849
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	626
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	109	151
Transfer to (from)stage 3	28	70
Gross write-offs	(192)	(260)
Recoveries	53	44
Foreign exchange and other movements	2	(5)
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,000	1,212
Provision for credit losses
Remeasurement	282	462
Transfer to (from)stage 1	(5)	(8)
Transfer to (from)stage 2	(19)	(36)
Transfer to (from)stage 3	82	239
Gross write-offs	(520)	(703)
Recoveries	127	111
Foreign exchange and other movements	22	(22)
Balance at end of period	969	1,255
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	76	106
Derecognition of financial assets and maturities	(11)	(2)
Transfer to (from)stage 3		1
Gross write-offs	(73)	(87)
Recoveries	9	5
Foreign exchange and other movements	(2)	(29)
Balance at end of period including off-balance sheet exposures	654	739
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	655	745
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	654	739
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	654	$ 739
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 655